Prepayments And Other Current Assets - Summary of Prepayments And Other Current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepayments And Other Current Assets [Line Items]
Prepaid VAT and input VAT to be deducted, etc.	¥ 18,523	¥ 17,173
Prepayments (Note)	9,326	8,385
Others	442	155
Prepayments and other current assets	¥ 28,291	¥ 25,713